Cash and Investments Held in Trust Account (Details) - Schedule of fair value on a recurring basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	$ 14,869,184	$ 15,364,991